Unsecured Credit Facilities	3 Months Ended
Mar. 31, 2011
Unsecured Credit Facilities
Unsecured Credit Facilities

(10)         Unsecured Credit Facilities

On June 24, 2010, the Company entered into an amended and restated term loan agreement and completed a fourth amendment to its line of credit facility, together, the “Credit Agreements.”  Under the term loan agreement, the Company borrowed, on an unsecured basis, $150,000.  The aggregate commitment of the Company’s line is $250,000, which includes a $100,000 accordion feature.  The access to the accordion feature is at the discretion of the current lending group.  If approved, the terms for the funds borrowed under the accordion feature would be current market terms and not the terms of the existing line of credit facility.  The lending group is not obligated to approve access to the additional funds.  In conjunction with this amendment, the Company paid approximately $4,400 in fees and costs.  As of March 31, 2011 and December 31, 2010 the outstanding balance on the line of credit facility was $40,000 and $45,000, respectively.

The Company pays interest only, on a monthly basis during the term of the Credit Agreements, with all outstanding principal and unpaid interest due upon termination of the credit agreements.  The obligations under the credit agreements are scheduled to mature on June 21, 2013.  Borrowings under the credit agreements bear interest at a variable rate equal to either 300 basis points over LIBOR, with a floor of 150 basis points, or 200 basis points over the alternate base rate.  On March 11, 2011, the Company entered into amendments to the Credit Agreements to remove the limit on the lowest base interest rate for borrowings, or the “floor” rate.  Borrowings under the amended credit agreements bear interest at a variable rate equal to either 325 basis points over LIBOR or 225 basis points over the alternate base rate.  In conjunction with these amendments, the Company paid approximately $750 in fees and costs.  The weighted average interest rate on outstanding draws on the line of credit facility was 3.52% and 4.50% as of March 31, 2011 and December 31, 2010, respectively.  The interest rate on the term loan was 3.50% and 4.50% as of March 31, 2011 and December 31, 2010, respectively.  The Company is also required to pay, on a quarterly basis, an amount less than 1% per annum on the average daily funds remaining under this line.

The Credit Agreements require compliance with certain covenants, such as debt service ratios, minimum net worth requirements, distribution limitations and investment restrictions.  As of March 31, 2011, the Company was in compliance with its financial covenants